STATEMENT OF INVESTMENTS
BNY Mellon Small Cap Multi-Strategy Fund

May 31, 2024 (Unaudited)

Description	Shares		Value ($)
Common Stocks - 97.6%
Automobiles & Components - .5%
Gentherm, Inc.	18,388	[a]	991,849
Visteon Corp.	8,031	[a]	894,412
			1,886,261
Banks - 6.6%
BankUnited, Inc.	50,418		1,446,492
Columbia Banking System, Inc.	166,925		3,218,314
First BanCorp./Puerto Rico	118,869		2,107,547
First Hawaiian, Inc.	28,833		586,175
First Horizon Corp.	119,037		1,885,546
Fulton Financial Corp.	22,710		382,436
Heritage Financial Corp.	30,952		561,160
Hilltop Holdings, Inc.	24,814		759,060
National Bank Holdings Corp., Cl. A	25,450		928,162
NBT Bancorp, Inc.	10,391		386,337
Seacoast Banking Corp. of Florida	112,763		2,669,100
SouthState Corp.	8,176		632,087
Synovus Financial Corp.	40,793		1,619,074
Texas Capital Bancshares, Inc.	49,351	[a]	2,974,878
UMB Financial Corp.	10,206		841,383
United Community Banks, Inc.	27,950		717,197
Webster Financial Corp.	29,805		1,317,977
			23,032,925
Capital Goods - 12.2%
AAON, Inc.	9,742		731,137
AeroVironment, Inc.	627	[a]	126,748
Boise Cascade Co.	4,080		560,143
BWX Technologies, Inc.	28,479		2,623,770
Centuri Holdings, Inc.	6,426	[a]	176,394
Construction Partners, Inc., Cl. A	84,535	[a]	4,920,782
Curtiss-Wright Corp.	8,094		2,289,145
EMCOR Group, Inc.	945		367,284
Enerpac Tool Group Corp.	49,181		1,933,797
EnerSys	25,468		2,746,469
EnPro, Inc.	5,939		910,211
Esab Corp.	5,080		522,326
Flowserve Corp.	68,593		3,409,072
Fluor Corp.	169,341	[a]	7,349,399
Gibraltar Industries, Inc.	12,410	[a]	936,459
GrafTech International Ltd.	120,299	[a]	198,493

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 97.6% (continued)
Capital Goods - 12.2% (continued)
Granite Construction, Inc.	21,510		1,339,858
Helios Technologies, Inc.	18,279		915,412
JELD-WEN Holding, Inc.	156,560	[a]	2,428,246
Kratos Defense & Security Solutions, Inc.	50,512	[a]	1,098,131
Lindsay Corp.	6,916		794,095
Matrix Service Co.	30,041	[a]	362,895
Mercury Systems, Inc.	17,759	[a]	549,641
MSC Industrial Direct Co., Inc., Cl. A	6,425		551,908
Proto Labs, Inc.	15,662	[a]	485,052
SiteOne Landscape Supply, Inc.	13,525	[a]	2,093,940
The AZEK Company, Inc.	1,278	[a]	61,293
Valmont Industries, Inc.	5,019		1,261,777
Zurn Elkay Water Solutions Corp.	31,032		971,612
			42,715,489
Commercial & Professional Services - 3.5%
ACV Auctions, Inc., Cl. A	77,312	[a]	1,380,019
CACI International, Inc., Cl. A	5,383	[a]	2,284,976
CSG Systems International, Inc.	26,591		1,147,402
KBR, Inc.	30,900		2,028,894
Korn Ferry	21,841		1,440,196
Legalzoom.com, Inc.	29,617	[a]	260,037
Montrose Environmental Group, Inc.	43,242	[a]	2,032,806
The Brink's Company	17,276		1,783,574
			12,357,904
Consumer Discretionary Distribution & Retail - 3.8%
American Eagle Outfitters, Inc.	106,830		2,347,055
Arhaus, Inc.	68,558		1,289,576
Caleres, Inc.	57,672		2,000,065
Leslie's, Inc.	14,201	[a,b]	81,230
Ollie's Bargain Outlet Holdings, Inc.	49,965	[a]	4,118,615
RH	2,399	[a]	652,360
Urban Outfitters, Inc.	23,284	[a]	971,176
Warby Parker, Inc., Cl. A	97,382	[a]	1,724,635
			13,184,712
Consumer Durables & Apparel - 2.1%
Carter's, Inc.	9,287		635,231
Cavco Industries, Inc.	1,924	[a]	687,253
Figs, Inc., Cl. A	192,308	[a]	1,019,232
Levi Strauss & Co., Cl. A	52,027		1,249,168
Meritage Homes Corp.	4,593		809,976
Oxford Industries, Inc.	674		74,605
PVH Corp.	9,699		1,163,977
Sonos, Inc.	32,289	[a]	510,166
The Lovesac Company	24,209	[a]	680,515

Description	Shares		Value ($)
Common Stocks - 97.6% (continued)
Consumer Durables & Apparel - 2.1% (continued)
YETI Holdings, Inc.	7,990	[a]	325,513
			7,155,636
Consumer Services - 2.7%
Chuy's Holdings, Inc.	11,373	[a]	303,773
Dutch Bros, Inc., Cl. A	16,779	[a]	593,809
European Wax Center, Inc., Cl. A	46,594	[a,b]	527,444
Genius Sports Ltd.	593,191	[a]	3,108,321
Planet Fitness, Inc., Cl. A	51,243	[a]	3,261,105
Six Flags Entertainment Corp.	42,105	[a]	1,071,572
The Cheesecake Factory, Inc.	10,012		385,262
			9,251,286
Energy - 10.2%
Antero Resources Corp.	119,334	[a]	4,251,870
Cactus, Inc., Cl. A	73,478		3,773,095
California Resources Corp.	6,605		312,747
Centrus Energy Corp., Cl. A	5,046	[a]	250,433
CNX Resources Corp.	130,172	[a]	3,423,524
Comstock Resources, Inc.	107,356	[b]	1,257,139
Dril-Quip, Inc.	55,827	[a]	1,079,694
EQT Corp.	95,691		3,931,943
Expro Group Holdings NV	109,755	[a]	2,409,122
Frontline PLC	47,102	[b]	1,333,929
Liberty Energy, Inc.	51,161	[b]	1,263,165
Oceaneering International, Inc.	69,830	[a]	1,653,574
PBF Energy, Inc., Cl. A	96,274		4,460,374
Transocean Ltd.	307,553	[a]	1,906,829
Viper Energy, Inc.	107,832		4,147,219
			35,454,657
Equity Real Estate Investment Trusts - 3.1%
Agree Realty Corp.	18,546	[c]	1,126,855
CareTrust REIT, Inc.	18,128	[c]	463,533
Douglas Emmett, Inc.	43,953	[b,c]	613,144
EPR Properties	25,968	[c]	1,065,727
Equity Commonwealth	85,352	[a,c]	1,648,147
Healthpeak Properties, Inc.	72,701	[c]	1,446,750
Highwoods Properties, Inc.	20,927	[c]	543,474
Potlatchdeltic Corp.	24,581	[c]	1,050,346
STAG Industrial, Inc.	16,319	[c]	572,144
Sunstone Hotel Investors, Inc.	101,417	[c]	1,042,567
Terreno Realty Corp.	13,572	[c]	767,904
Urban Edge Properties	35,154	[c]	623,280
			10,963,871
Financial Services - 5.3%
AvidXchange Holdings, Inc.	146,055	[a]	1,546,722

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 97.6% (continued)
Financial Services - 5.3% (continued)
Burford Capital Ltd.	50,943		735,617
Cannae Holdings, Inc.	36,778		668,624
Cohen & Steers, Inc.	11,274	[b]	792,449
Essent Group Ltd.	80,339		4,555,221
Federated Hermes, Inc.	11,533		382,550
Flywire Corp.	47,138	[a]	808,417
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	43,283	[b]	1,440,891
PJT Partners, Inc., Cl. A	15,243	[b]	1,625,971
PRA Group, Inc.	116,933	[a]	2,523,414
Repay Holdings Corp.	74,147	[a]	722,192
StepStone Group, Inc., Cl. A	35,708		1,533,302
WisdomTree, Inc.	129,334		1,289,460
			18,624,830
Food, Beverage & Tobacco - 3.6%
Freshpet, Inc.	31,353	[a]	4,112,573
J&J Snack Foods Corp.	3,127		508,794
Nomad Foods Ltd.	82,496		1,448,630
Primo Water Corp.	116,336		2,624,540
The Boston Beer Company, Inc., Cl. A	3,707	[a]	1,162,775
Vital Farms, Inc.	61,053	[a]	2,526,373
			12,383,685
Health Care Equipment & Services - 10.0%
Acadia Healthcare Co., Inc.	36,874	[a]	2,540,250
Accolade, Inc.	34,722	[a]	245,832
AtriCure, Inc.	49,627	[a]	1,118,593
Encompass Health Corp.	19,506		1,685,123
Evolent Health, Inc., Cl. A	147,735	[a]	3,130,505
Globus Medical, Inc., Cl. A	31,042	[a]	2,083,229
Guardant Health, Inc.	49,288	[a]	1,335,705
Health Catalyst, Inc.	298,718	[a]	1,980,500
Inspire Medical Systems, Inc.	11,974	[a]	1,901,351
Integer Holdings Corp.	5,921	[a]	717,862
iRhythm Technologies, Inc.	17,393	[a]	1,534,237
Omnicell, Inc.	59,834	[a]	1,949,990
Outset Medical, Inc.	50,331	[a]	187,735
Privia Health Group, Inc.	179,484	[a,b]	3,117,637
PROCEPT BioRobotics Corp.	11,539	[a]	766,190
QuidelOrtho Corp.	21,822	[a]	964,314
R1 RCM, Inc.	255,678	[a]	3,288,019
Select Medical Holdings Corp.	54,638		1,887,743
The Ensign Group, Inc.	4,058		491,992
TransMedics Group, Inc.	30,246	[a]	4,125,554
			35,052,361

Description	Shares		Value ($)
Common Stocks - 97.6% (continued)
Household & Personal Products - 1.3%
Inter Parfums, Inc.	21,116		2,529,274
Oddity Tech Ltd., Cl. A	8,667	[a,b]	311,232
Spectrum Brands Holdings, Inc.	18,301		1,642,332
			4,482,838
Insurance - 1.8%
Palomar Holdings, Inc.	17,854	[a]	1,514,733
Selective Insurance Group, Inc.	4,661		454,960
The Baldwin Insurance Group, Inc.	126,165	[a]	4,249,237
			6,218,930
Materials - 4.0%
Alamos Gold, Inc., Cl. A	311,720		5,208,841
Alcoa Corp.	19,961		883,673
Arcadium Lithium PLC	155,671	[a,b]	689,623
Carpenter Technology Corp.	11,842		1,312,923
Constellium SE	43,575	[a]	944,270
Knife River Corp.	12,749	[a]	901,482
Materion Corp.	11,451		1,309,765
MP Materials Corp.	46,587	[a,b]	755,641
Radius Recycling, Inc.	31,642		541,395
Tronox Holdings PLC	74,403		1,473,923
			14,021,536
Media & Entertainment - 4.0%
IMAX Corp.	22,353	[a]	367,483
John Wiley & Sons, Inc., Cl. A	61,995		2,259,718
Lions Gate Entertainment Corp., Cl. A	101,185	[a]	840,847
Lions Gate Entertainment Corp., Cl. B	108,076	[a]	834,347
Magnite, Inc.	238,087	[a]	2,937,994
Manchester United PLC, Cl. A	97,780	[a,b]	1,650,526
Reddit, Inc., Cl. A	36,408	[a]	1,974,770
Scholastic Corp.	12,827		465,364
Shutterstock, Inc.	48,875	[b]	1,985,791
TEGNA, Inc.	22,113		329,705
Ziff Davis, Inc.	2,289	[a]	131,869
			13,778,414
Pharmaceuticals, Biotechnology & Life Sciences - 5.9%
Alkermes PLC	94,775	[a]	2,217,735
Ascendis Pharma A/S, ADR	5,836	[a,b]	788,444
Autolus Therapeutics PLC	189,391	[a]	793,548
Crinetics Pharmaceuticals, Inc.	18,128	[a]	805,064
Denali Therapeutics, Inc.	96,565	[a]	1,792,246
Insmed, Inc.	85,856	[a]	4,726,373
Keros Therapeutics, Inc.	4,391	[a]	205,806
Merus NV	13,105	[a]	697,710
Natera, Inc.	20,609	[a]	2,195,477

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 97.6% (continued)
Pharmaceuticals, Biotechnology & Life Sciences - 5.9% (continued)
Pacific Biosciences of California, Inc.	579,796	[a,b]	1,037,835
Sarepta Therapeutics, Inc.	15,039	[a]	1,952,965
Twist Bioscience Corp.	37,819	[a]	1,584,616
Ultragenyx Pharmaceutical, Inc.	23,053	[a]	925,347
Xenon Pharmaceuticals, Inc.	20,931	[a]	796,843
			20,520,009
Real Estate Management & Development - .2%
Douglas Elliman, Inc.	74,422	[a]	84,841
Newmark Group, Inc., Cl. A	72,724		757,057
			841,898
Retailing - .2%
Petco Health & Wellness Co., Inc.	144,953	[a]	559,519
Semiconductors & Semiconductor Equipment - 4.3%
Cohu, Inc.	19,943	[a]	642,962
Diodes, Inc.	9,834	[a]	728,994
FormFactor, Inc.	31,640	[a]	1,731,341
MaxLinear, Inc.	138,173	[a]	2,455,334
MKS Instruments, Inc.	11,125		1,408,314
Onto Innovation, Inc.	6,375	[a]	1,381,463
Power Integrations, Inc.	20,912		1,589,521
Rambus, Inc.	37,295	[a]	2,060,922
Synaptics, Inc.	33,232	[a]	3,114,171
			15,113,022
Software & Services - 5.3%
A10 Networks, Inc.	70,839		1,073,211
Confluent, Inc., Cl. A	84,717	[a]	2,200,100
CyberArk Software Ltd.	2,435	[a]	558,224
DoubleVerify Holdings, Inc.	86,329	[a]	1,571,188
HubSpot, Inc.	4,557	[a]	2,784,555
JFrog Ltd.	145,305	[a]	4,674,462
Klaviyo, Inc., Cl. A	51,849	[a]	1,173,861
nCino, Inc.	12,478	[a]	380,953
Twilio, Inc., Cl. A	18,858	[a]	1,082,449
Zuora, Inc., Cl. A	308,256	[a]	3,128,798
			18,627,801
Technology Hardware & Equipment - 3.6%
Advanced Energy Industries, Inc.	18,547		1,992,505
Belden, Inc.	10,677		1,021,682
Calix, Inc.	59,364	[a]	2,119,295
Corsair Gaming, Inc.	57,157	[a]	662,450
Lumentum Holdings, Inc.	51,436	[a,b]	2,237,466
nLight, Inc.	200,281	[a]	2,633,695
Plexus Corp.	11,066	[a]	1,218,809

Description		Shares		Value ($)
Common Stocks - 97.6% (continued)
Technology Hardware & Equipment - 3.6% (continued)
Viavi Solutions, Inc.		83,002	[a]	624,175
				12,510,077
Telecommunication Services - .1%
Bandwidth, Inc., Cl. A		21,920	[a]	441,250
Transportation - .9%
Heartland Express, Inc.		98,062		1,110,062
SkyWest, Inc.		29,221	[a]	2,181,932
				3,291,994
Utilities - 2.4%
Chesapeake Utilities Corp.		9,785		1,096,018
Clearway Energy, Inc., Cl. C		77,086		2,158,408
NextEra Energy Partners LP		53,356	[b]	1,798,631
PNM Resources, Inc.		26,609		1,020,189
Portland General Electric Co.		22,014		980,944
Southwest Gas Holdings, Inc.		14,651		1,136,771
				8,190,961
Total Common Stocks (cost $261,872,697)				340,661,866
	1-Day Yield (%)
Investment Companies - 2.5%
Registered Investment Companies - 2.5%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares (cost $8,689,934)	5.43	8,689,934	[d]	8,689,934

Investment of Cash Collateral for Securities Loaned - 1.5%
Registered Investment Companies - 1.5%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares (cost $5,391,502)	5.43	5,391,502	[d]	5,391,502
Total Investments (cost $275,954,133)		101.6%		354,743,302
Liabilities, Less Cash and Receivables		(1.6%)		(5,707,599)
Net Assets		100.0%		349,035,703

ADR—American Depositary Receipt

REIT—Real Estate Investment Trust

a Non-income producing security.

b Security, or portion thereof, on loan. At May 31, 2024, the value of the fund’s securities on loan was $15,925,667 and the value of the collateral was $16,338,646, consisting of cash collateral of $5,391,502 and U.S. Government & Agency securities valued at $10,947,144. In addition, the value of collateral may include pending sales that are also on loan.

c Investment in real estate investment trust within the United States.

d Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.

STATEMENT OF INVESTMENTS (Unaudited) (continued)

The following is a summary of the inputs used as of May 31, 2024 in valuing the fund’s investments:

	Level 1-Unadjusted Quoted Prices	Level 2- Other Significant Observable Inputs	Level 3-Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities:†
Equity Securities - Common Stocks	340,661,866	-	-	340,661,866
Investment Companies	14,081,436	-	-	14,081,436

† See Statement of Investments for additional detailed categorizations, if any.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the SEC under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

The Trust’s Board of Trustees (the “Board”) has designated the Adviser as the fund’s valuation designee to make all fair value determinations with respect to the fund’s portfolio investments, subject to the Board’s oversight and pursuant to Rule 2a-5 under the Act.

Investments in equity securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.

Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by an independent pricing service (the “Service”) approved by the Board Members (“Board”). These securities are generally categorized within Level 2 of the fair value hierarchy.The Service’s procedures are reviewed by BNY Mellon under the general supervision of the Board.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.

Pursuant to a securities lending agreement with The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of BNY Mellon Investment Adviser, Inc., the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by BNY Mellon Investment Adviser Inc., or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis.

At May 31, 2024, accumulated net unrealized appreciation on investments was $78,789,169, consisting of $100,599,264 gross unrealized appreciation and $21,810,095 gross unrealized depreciation.

At May 31, 2024, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.